UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2011
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Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    February 15, 2011
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  40
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Form 13F Information Table Value Total:               $153,885
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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




FORM 13F INFORMATION TABLE

Bedell Investment Counselling 12.31.11

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC.		COM	37833100	18732	46252	SH	SOLE	NONE	0	0	46252
GOOGLE INC		COM	38259P508	12892	19960	SH	SOLE	NONE	0	0	19960
CHEVRON CORP		COM	166764100	11663	109609	SH	SOLE	NONE	0	0	109609
IBM			COM	459200101	9488	51598	SH	SOLE	NONE	0	0	51598
EXXON MOBIL		COM	30231G102	6821	80473	SH	SOLE	NONE	0	0	80473
McDONALD'S		COM	580135101	6224	62035	SH	SOLE	NONE	0	0	62035
WALT DISNEY CO.		COM	254687106	5778	154082	SH	SOLE	NONE	0	0	154082
JOHNSON & JOHNSON	COM	478160104	5374	81952	SH	SOLE	NONE	0	0	81952
COCA COLA		COM	191216100	5301	75765	SH	SOLE	NONE	0	0	75765
AKAMAI TECHNOLOGIES	COM	00971t101	5270	163260	SH	SOLE	NONE	0	0	163260
TARGET CORP		COM	8.76E+110	4972	97075	SH	SOLE	NONE	0	0	97075
RANGE RESOURCES		COM	75281A109	4843	78185	SH	SOLE	NONE	0	0	78185
FREEPORT MCMORAN	COM	35671D782	4806	130645	SH	SOLE	NONE	0	0	130645
TEVA PHARMACEUTICAL	COM	881624209	4481	111025	SH	SOLE	NONE	0	0	111025
POTASH CORP.		COM	73755L107	4438	107510	SH	SOLE	NONE	0	0	107510
MOTOROLA MOBILITY	COM	620097105	4392	113188	SH	SOLE	NONE	0	0	113188
CELGENE			COM	151020104	4355	64425	SH	SOLE	NONE	0	0	64425
CHESAPEAKE ENERGY	COM	165167107	3704	166155	SH	SOLE	NONE	0	0	166155
ARCELOR MITTAL		COM	03938L104	3538	194505	SH	SOLE	NONE	0	0	194505
CATERPILLAR INC		COM	149123101	3501	38645	SH	SOLE	NONE	0	0	38645
GLD: GOLD INDEX		COM	863307104	3472	22843	SH	SOLE	NONE	0	0	22843
A T & T			COM	00206R102	2912	96282	SH	SOLE	NONE	0	0	96282
CLEAN ENERGY FUELS	COM	184499101	2065	165750	SH	SOLE	NONE	0	0	165750
FAX: ABERDEEN- ASIA	COM	3009107		2045	279040	SH	SOLE	NONE	0	0	279040
MERRILL LYNCH 6.45% C11	COM	590199204	2000	107550	SH	SOLE	NONE	0	0	107550
WELLS FARGO 6.375%  C12	COM	92978X201	1644	65500	SH	SOLE	NONE	0	0	65500
VERIZON COMMUNICATIONS	COM	92343V104	1422	35447	SH	SOLE	NONE	0	0	35447
CARRIZO OIL & GAS	COM	144577103	1217	46200	SH	SOLE	NONE	0	0	46200
MORGAN STANLEY 6.6% C11	COM	61750K208	960	44137	SH	SOLE	NONE	0	0	44137
HASBRO INC		COM	418056107	900	28225	SH	SOLE	NONE	0	0	28225
KKR FIN'L 8.375% C16	COM	48248A405	830	32800	SH	SOLE	NONE	0	0	32800
CITIGROUP 6.10% C08	COM	173064205	819	38800	SH	SOLE	NONE	0	0	38800
COMCAST 6.25%		COM	20030N507	636	24389	SH	SOLE	NONE	0	0	24389
METLIFE 3mo+100bps C10	COM	59156R504	453	20600	SH	SOLE	NONE	0	0	20600
BIOTECHNOLOGY INDEX FUN	COM	3.37E+207	435	13310	SH	SOLE	NONE	0	0	13310
ALLIANZ SE DEBT 8.375%	COM	18805200	396	15500	SH	SOLE	NONE	0	0	15500
AEGON 3mo+87.50 bps C10	COM	7924509		375	23500	SH	SOLE	NONE	0	0	23500
WELLS FARGO 7.875% C13	COM	94985V202	265	10200	SH	SOLE	NONE	0	0	10200
NASDAQ 100		COM	73935A104	239	4275	SH	SOLE	NONE	0	0	4275
GENERAL ELECTRIC	COM	369604103	226	12600	SH	SOLE	NONE	0	0	12600








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